Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance	¥ 3,027,716	¥ 2,929,899	¥ 2,953,201	¥ 2,798,874
Adjusted balance				2,803,405
Total other comprehensive income (loss)	19,639	(20,311)	(18,240)	(6,720)
Ending Balance	3,079,707	2,883,350	3,079,707	2,883,350
Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update				0
AOCI Attributable to Parent
Beginning Balance	(97,128)	(35,696)	(61,343)	(45,566)
Adjusted balance				(48,465)
Total other comprehensive income (loss)	19,639	(20,311)	(18,240)	(6,720)
Transaction with noncontrolling interests		(39)		(40)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	272	(407)	(1,547)	(88)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	145	(176)	(130)	326
Ending Balance	(77,906)	(55,463)	(77,906)	(55,463)
AOCI Attributable to Parent | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update				(2,899)
Net unrealized gains (losses) on investment in securities
Beginning Balance	22,300	5,609	17,389	10,465
Adjusted balance				7,215
Net unrealized gains (losses)	(2,838)	(391)	5,472	497
Reclassification adjustment included in net income, net of tax	(789)	162	(4,195)	(2,332)
Total other comprehensive income (loss)	(3,627)	(229)	1,277	(1,835)
Transaction with noncontrolling interests		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	1	0	(6)	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	18,672	5,380	18,672	5,380
Net unrealized gains (losses) on investment in securities | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update				(3,250)
Debt Valuation Adjustments
Beginning Balance	786	270	582	0
Adjusted balance				351
Net unrealized gains (losses)	(54)	391	168	322
Reclassification adjustment included in net income, net of tax	(14)	(7)	(32)	(19)
Total other comprehensive income (loss)	(68)	384	136	303
Transaction with noncontrolling interests		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	718	654	718	654
Debt Valuation Adjustments | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update				351
Defined benefit pension plans
Beginning Balance	(27,116)	(20,688)	(27,902)	(20,487)
Adjusted balance				(20,487)
Net unrealized gains (losses)	(406)	232	129	85
Reclassification adjustment included in net income, net of tax	112	(26)	363	(80)
Total other comprehensive income (loss)	(294)	206	492	5
Transaction with noncontrolling interests		(50)		(52)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(1)	3	(1)	1
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	(27,409)	(20,535)	(27,409)	(20,535)
Defined benefit pension plans | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update				0
Foreign currency translation adjustments
Beginning Balance	(79,587)	(17,802)	(43,558)	(31,806)
Adjusted balance				(31,806)
Net unrealized gains (losses)	20,802	(19,918)	(18,801)	(5,130)
Reclassification adjustment included in net income, net of tax	658	0	2,216	1
Total other comprehensive income (loss)	21,460	(19,918)	(16,585)	(5,129)
Transaction with noncontrolling interests		11		12
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	200	(386)	(1,541)	(102)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	145	(176)	(130)	326
Ending Balance	(58,472)	(37,147)	(58,472)	(37,147)
Foreign currency translation adjustments | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update				0
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(13,511)	(3,085)	(7,854)	(3,738)
Adjusted balance				(3,738)
Net unrealized gains (losses)	1,877	(487)	(4,444)	(526)
Reclassification adjustment included in net income, net of tax	291	(267)	884	462
Total other comprehensive income (loss)	2,168	(754)	(3,560)	(64)
Transaction with noncontrolling interests		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	72	(24)	1	13
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	¥ (11,415)	¥ (3,815)	¥ (11,415)	(3,815)
Net unrealized gains (losses) on derivative instruments | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update				¥ 0